Fair Value of Financial Instruments (Details) (USD $)	3 Months Ended	12 Months Ended
	Oct. 31, 2014	Jul. 31, 2014	Jul. 31, 2013
Derivative Liabilities At Fair Value [Line Items]
Derivative Liabilities, Beginning Balance	$ 9,000	$ 51,000	$ 319,000
Derivative Issuances
Settlement of conversion feature liability		(97,000)	(33,000)
Adjustments to estimated fair value	1,000	55,000	(235,000)
Derivative Liabilities, Ending Balance	10,000	9,000	51,000
Warrants [Member]
Derivative Liabilities At Fair Value [Line Items]
Derivative Liabilities, Beginning Balance	9,000	51,000	286,000
Derivative Issuances
Settlement of conversion feature liability		(97,000)
Adjustments to estimated fair value	1,000	55,000	(235,000)
Derivative Liabilities, Ending Balance	10,000	9,000	51,000
Conversion Feature Liability [Member]
Derivative Liabilities At Fair Value [Line Items]
Derivative Liabilities, Beginning Balance			33,000
Derivative Issuances
Settlement of conversion feature liability			$ (33,000)